CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net loss	$ (42,976)	$ (108,240)	$ (56,366)
Other comprehensive income (loss) before tax:
Foreign currency translation adjustments	(6,146)	38	(8,932)
Unrealized income (loss) on foreign currency cash flow hedge	(418)	764	(699)
Unrealized income (loss) on available for sale marketable securities	0	100	(84)
Income tax (expense) benefit related to components of other comprehensive income (loss)	(11)	212	(11)
Total other comprehensive income (loss), net of tax	(6,575)	1,114	(9,726)
Comprehensive loss	(49,551)	(107,126)	(66,092)
Less - comprehensive loss attributable to non-controlling interest	251	646	164
Comprehensive loss attributable to controlling interest	$ (49,300)	$ (106,480)	$ (65,928)